Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans (Detail) - INR 1 [Member] - Secured bank loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2017 - 2024	2017 - 2024
Original value	$ 1,079	$ 1,080
Carrying amount	$ 652	$ 749
Bottom of range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	8.00%	8.00%
Top of range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	13.00%	13.00%